Expense Example - Eaton Vance Mutual Funds Trust	Sep. 30, 2025 USD ($)
Eaton Vance Total Return Bond Fund | A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 398
Expense Example, with Redemption, 3 Years	571
Expense Example, with Redemption, 5 Years	758
Expense Example, with Redemption, 10 Years	1,298
Eaton Vance Total Return Bond Fund | C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	252
Expense Example, with Redemption, 3 Years	488
Expense Example, with Redemption, 5 Years	848
Expense Example, with Redemption, 10 Years	1,659
Eaton Vance Total Return Bond Fund | I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	50
Expense Example, with Redemption, 3 Years	175
Expense Example, with Redemption, 5 Years	310
Expense Example, with Redemption, 10 Years	706
Eaton Vance Total Return Bond Fund | R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	44
Expense Example, with Redemption, 3 Years	155
Expense Example, with Redemption, 5 Years	277
Expense Example, with Redemption, 10 Years	633
Eaton Vance AMT-Free Municipal Income Fund | A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	415
Expense Example, with Redemption, 3 Years	606
Expense Example, with Redemption, 5 Years	812
Expense Example, with Redemption, 10 Years	1,408
Eaton Vance AMT-Free Municipal Income Fund | C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	269
Expense Example, with Redemption, 3 Years	523
Expense Example, with Redemption, 5 Years	902
Expense Example, with Redemption, 10 Years	1,766
Eaton Vance AMT-Free Municipal Income Fund | I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	67
Expense Example, with Redemption, 3 Years	211
Expense Example, with Redemption, 5 Years	368
Expense Example, with Redemption, 10 Years	$ 822